Quarterly Financial Data - Consolidating Statements of Operations (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Revenues	$ 1,458	$ 1,418	$ 1,380	$ 1,334	$ 1,414	$ 1,407	$ 1,390	$ 1,296	$ 5,590	$ 5,507	$ 5,103
Operating income	282	283	240	157	260	266	219	51	962	796	731
(Loss)/income from continuing operations before income taxes and equity in net income of affiliates	63	178	140	37	162	150	106	(312)	418	106	104
Discontinued operations, net of tax	(4)	(1)		(2)	2			(1)	(7)	1	(22)
Net (loss)/income attributable to Nielsen stockholders	$ 39	$ 105	$ 104	$ 25	$ 95	$ 102	$ 69	$ (182)	$ 273	$ 84	$ 130
Net (loss)/income per share of common stock, basic
(Loss)/income from continuing operations	$ 0.11	$ 0.30	$ 0.29	$ 0.07	$ 0.26	$ 0.29	$ 0.19	$ (0.54)	$ 0.77	$ 0.24	$ 0.55
Discontinued operations, net of tax	$ (0.01)			$ (0.01)					$ (0.02)		$ (0.08)
Net (loss)/income attributable to Nielsen stockholders	$ 0.11	$ 0.29	$ 0.29	$ 0.07	$ 0.26	$ 0.28	$ 0.19	$ (0.55)	$ 0.75	$ 0.24	$ 0.47
Net (loss)/income per share of common stock, diluted
(Loss)/income from continuing operations	$ 0.11	$ 0.29	$ 0.29	$ 0.07	$ 0.25	$ 0.29	$ 0.19	$ (0.54)	$ 0.76	$ 0.24	$ 0.54
Discontinued operations, net of tax	$ (0.01)			$ (0.01)					$ (0.02)		$ (0.08)
Net (loss)/income attributable to Nielsen stockholders	$ 0.11	$ 0.29	$ 0.28	$ 0.07	$ 0.26	$ 0.28	$ 0.19	$ (0.55)	$ 0.75	$ 0.24	$ 0.46